Common Stock	12 Months Ended
Dec. 31, 2022
Investment [Abstract]
Common Stock
12.	Common Stock

The Company is authorized to issue unlimited shares of common stock with a par value of $0.021848. Each share of common stock is entitled to one vote. At December 31, 2022 and 2021, the number of shares of common stock issued and outstanding were 376,660,069 and 369,718,680, respectively.

No Common Stock dividend was declared by the Company’s Board of Directors for the years ended December 31, 2022, 2021 and 2020.